ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	5,558	4,538
Accrued salaries and wages	3,913	1,549
Accrued interest payable	387	387
Accrued construction payable	8,167	4,233
Accrued director share-based compensation	2,283	986
Other accrued liabilities	6,156	2,748
Accounts payable and accrued liabilities	26,464	14,441